N-2 - $ / shares	Sep. 01, 2022	Jun. 30, 2022	Dec. 31, 2021
Cover [Abstract]
Entity Central Index Key	0001160864
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	BlackRock Core Bond Trust
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
BlackRock Core Bond Trust’s (BHK) (the “Trust”)
	investment objective is to provide current income and capital appreciation. The Trust seeks to achieve its investment objective by investing, under normal market conditions, at least 75% of its managed assets in bonds that are investment grade quality at the time of investment. Under normal market conditions, the Trust intends to invest its assets primarily in a diversified portfolio of investment grade bonds, which may include, but are not limited to, corporate bonds, U.S. government and agency securities and mortgage-related securities. The Trust may invest up to 25% of its total managed assets in bonds that at the time of investment are rated Ba/BB or below by Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings, Fitch Ratings (“Fitch”) or another nationally recognized rating agency or bonds that are unrated but judged to be of comparable quality by the investment adviser. The Trust may invest up to 10% of its managed assets in bonds issued in foreign currencies. The Trust may invest directly in such securities or synthetically through the use of derivatives.
Share Price [Table Text Block]	Market Price and Net Asset Value Per Share Summary

	06/30/22	12/31/21	Change	High	Low

Closing Market Price	$11.32	$16.51	(31.44)%	$16.51	$10.52
Net Asset Value	11.86	15.47	(23.34)	15.47	11.66

Lowest Price or Bid		$ 10.52
Highest Price or Bid		16.51
Lowest Price or Bid, NAV		11.66
Highest Price or Bid, NAV		15.47
Latest Share Price		11.32	$ 16.51
Latest NAV		$ 11.86	$ 15.47
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]		54,010,702